Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($) shares
Defined Benefit Plan Disclosure [Line Items]
Broker dealers net of allowance current | $	$ 9,000
Clearing organization, net of allowance | $
Preferred stock, shares authorized | shares	3,000,000	3,000,000
Preferred stock, shares issued | shares
Preferred stock, shares outstanding | shares
Ordinary stock, shares authorized | shares	300,000,000	300,000,000
Ordinary stock, shares issued | shares	12,000,000	12,000,000
Ordinary stock, shares outstanding | shares	12,000,000	12,000,000
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans to customers, net of allowance | $	$ 9,517,000	$ 10,944,000
Receivables from customers, net of allowance | $	5,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans to customers, net of allowance | $
Receivables from customers, net of allowance | $	$ 10,000